Income Taxes (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC PRC subsidiaries USD ($)	Dec. 31, 2013 PRC PRC subsidiaries CNY
Tax loss carryforwards
Tax loss carryforwards					$ 810,700	4,907,733
Tax loss carryforward in 2014						25,464
Tax loss carryforward in 2015						55,486
Tax loss carryforward in 2016						479,002
Tax loss carryforward in 2017						2,732,222
Tax loss carryforward in 2018						1,615,559
Valuation allowance for net deferred tax assets	194,094	1,174,988	822,010	627,295
Movements of the valuation allowance
Balance	135,786	822,010	627,295
Additions of valuation allowance	78,365	474,397	244,809	627,295
Reduction of valuation allowance	(20,057)	(121,419)	(50,094)
Balance	$ 194,094	1,174,988	822,010	627,295